CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2021 USD ($)
Cash flow from operating activities:
Net income	$ 5,135,790
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on securities held in Trust Account	(1,876)
Offering costs allocated to warrant liabilities	625,059
Realized and unrealized gain	(19,097)
Changes in operating assets and liabilities:
Prepaid expense	(83,061)
Accrued expense	125,972
Franchise tax payable	164,008
Change in fair value of warrant liability	(6,325,281)
Net cash used in operating activities	(378,487)
Cash flow from investing activities:
Investment of cash in Trust Account	(117,300,000)
Net cash used by investing activities	(117,300,000)
Cash flow from financing activities:
Proceeds from issuance of Class B common stock	25,000
Proceeds from sale of Units, net of underwriting discount paid	112,700,000
Payment of offering costs	(446,112)
Net cash provided by financing activities	118,131,638
Net change in cash	453,151
Cash at the beginning of the period	0
Cash at the end of the period	453,151
Supplemental disclosure of non-cash financing activities:
Deferred underwriting fee payable	4,025,000
Initial Classification of Warrant Liability	$ 11,176,949